Trade and Other Payables (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2024 USD ($)
Trade and other payables [Line Items]
Outstanding balance (in Dollars)		$ 18,679,181
Bottom of Range [Member]
Trade and other payables [Line Items]
Non-interest bearing credit terms	30 days	30 days
Top of Range [Member]
Trade and other payables [Line Items]
Non-interest bearing credit terms	90 days	90 days
Ordinary Shares [Member
Trade and other payables [Line Items]
Outstanding balance (in Dollars)		$ 18,679,181